SECURITIES ACT FILE NO. 002-34552


                                ING MAGNACAP FUND

                          SUPPLEMENT DATED MAY 10, 2002
                         TO THE CLASSES A, B, C, M AND T
                        DOMESTIC EQUITY FUNDS PROSPECTUS
                               DATED MARCH 1, 2002

     Effective May 10, 2002, Howard Kornblue, Auxiliary Portfolio Manager of the MagnaCap Fund, will retire. All references to Mr. Kornblue contained in the section "Management of the Funds -- MagnaCap Fund" on page 47 of the Prospectus should be deleted. Thomas Jackson, Portfolio Manager of the MagnaCap Fund, will continue to manage the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                               SECURITIES ACT FILE NO. 002-34552


                                ING MAGNACAP FUND

                          SUPPLEMENT DATED MAY 10, 2002
              TO THE CLASS I INSTITUTIONAL CLASS SHARES PROSPECTUS
                               DATED MARCH 1, 2002

     Effective May 10, 2002, Howard Kornblue, Auxiliary Portfolio Manager of the MagnaCap Fund, will retire. All references to Mr. Kornblue contained in the section "Management of the Funds - MagnaCap Fund" on page 37 of the Prospectus should be deleted. Thomas Jackson, Portfolio Manager of the MagnaCap Fund, will continue to manage the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                               SECURITIES ACT FILE NO. 002-34552


                                ING MAGNACAP FUND

                          SUPPLEMENT DATED MAY 10, 2002
                                 TO THE CLASS Q
                        DOMESTIC EQUITY FUNDS PROSPECTUS
                               DATED MARCH 1, 2002

     Effective May 10, 2002, Howard Kornblue, Auxiliary Portfolio Manager of the MagnaCap Fund, will retire. All references to Mr. Kornblue contained in the section "Management of the Funds - MagnaCap Fund" on page 34 of the Prospectus should be deleted. Thomas Jackson, Portfolio Manager of the MagnaCap Fund, will continue to manage the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE